CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net income		$ 7,502	$ 1,639	[1]	$ 5,743	[2]
Adjustments to reconcile net income to cash provided by operating activities
Pension settlement charge		0	5,894		0
Depreciation	[3]	2,109	2,407		3,888
Amortization of capitalized software and acquired intangible assets		2,287	2,395		2,529
Stock-based compensation		1,133	987		982
Deferred taxes		(1,114)	(2,726)		(2,001)
Net (gain)/loss on asset sales and other	[4]	(170)	(363)		(136)
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)		725	(539)		1,372
Retirement related		(462)	331		1,038
Inventory		390	71		138
Other assets/other liabilities	[4]	1,466	126		(842)
Accounts payable		65	213		85
Net cash provided by operating activities		13,931	10,435		12,796
Cash flows from investing activities
Payments for property, plant and equipment		(1,245)	(1,346)		(2,062)
Proceeds from disposition of property, plant and equipment		321	111		387
Investment in software		(565)	(626)		(706)
Purchases of marketable securities and other investments		(11,143)	(5,930)		(3,561)
Proceeds from disposition of marketable securities and other investments		10,647	4,665		3,147
Acquisition of businesses, net of cash acquired		(5,082)	(2,348)		(3,293)
Divestiture of businesses, net of cash transferred		(4)	1,272		114
Net cash provided by/(used in) investing activities		(7,070)	(4,202)		(5,975)
Cash flows from financing activities
Proceeds from new debt		9,586	7,804		522
Payments to settle debt		(5,082)	(6,800)		(8,597)
Short-term borrowings/(repayments) less than 90 days—net		(7)	217		(40)
Common stock repurchases for tax withholdings		(402)	(407)		(319)
Financing—other		176	176		70
Distribution from Kyndryl		0	0		879	[5]
Cash dividends paid		(6,040)	(5,948)		(5,869)
Net cash provided by/(used in) financing activities		(1,769)	(4,958)		(13,354)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		9	(244)		(185)
Net change in cash, cash equivalents and restricted cash		5,101	1,032		(6,718)
Cash, cash equivalents and restricted cash at January 1		7,988	6,957		13,675
Cash, cash equivalents and restricted cash at December 31		13,089	7,988		6,957
Supplemental data
Income taxes paid—net of refunds received		1,564	1,865		2,103
Interest paid on debt		$ 1,668	$ 1,401		$ 1,512

[1]	2022 includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.
[2]	Amounts presented have not been recast to exclude discontinued operations.
[3]	Includes operating lease right-of-use assets amortization expense of $0.9 billion in 2023 and 2022. 2021 is not comparable as it includes Kyndryl discontinued operations.
[4]	Prior periods have been reclassified to conform to the change in 2023 presentation.
[5]	Amount in 2021 represents $0.9 billion net cash proceeds from Kyndryl dividend payments to IBM, funded from the proceeds of $2.9 billion of debt issued and retained by Kyndryl.